VESSELS, RIGS AND EQUIPMENT, NET (Narrative) (Details) - Vessels, Rigs And Equipment $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($) carrier tanker
K Line
Property, Plant and Equipment [Line Items]
Number of car equivalent unit new build carriers | carrier	2
Property, plant and equipment, purchase price	$ 169.1
Vitol
Property, Plant and Equipment [Line Items]
Property, plant and equipment, purchase price	$ 78.1
Number of L2 product tanker, newbuild product tanker | tanker	1